united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-2300

Princeton Private Investments Access Fund

(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630 , Minneapolis, MN

(Address of principal executive offices) (Zip code)

Philip Sineneng, Esq. Thompson Hine LLP

41 South High Street, Suite 1700 Cincinnati, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: 952-897-5390

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2021

A, I, C, II, AA, T and L Share Classes

Managed By:

Princeton Fund Advisors, LLC

8000 Norman Center Drive

Suite 630

Minneapolis, MN 55437

1-855-924-2454

Princeton Private Investments Access Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmark:

					Annualized	Annualized	Annualized	Annualized	Annualized
					Since	Since	Since	Since	Since	Annualized
					Inception(a)-	Inception(b)-	Inception(c)-	Inception(d)-	Inception(e)-	Inception(f)-
	Six	One	Annualized	Annualized	September	September	September	September	September	September
	Months	Year	Three Year	Five Year	30, 2021	30, 2021	30, 2021	30, 2021	30, 2021	30, 2021
Princeton Private Investments Access Fund – Class A	11.09%	29.17%	11.63%	10.75%	10.99%	N/A	N/A	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class A with load	7.18%	24.62%	10.31%	9.96%	10.23%	N/A	N/A	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class I	11.32%	29.82%	12.25%	11.40%	N/A	11.51%	N/A	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class C	11.00%	28.98%	11.51%	N/A	N/A	N/A	11.27%	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class C with load	5.75%	22.85%	9.72%	N/A	N/A	N/A	10.07%	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class II	11.16%	29.46%	11.90%	N/A	N/A	N/A	11.68%	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class AA	11.25%	29.46%	11.93%	N/A	N/A	N/A	N/A	12.05%	N/A	N/A
Princeton Private Investments Access Fund – Class AA with load	4.54%	21.67%	9.64%	N/A	N/A	N/A	N/A	10.30%	N/A	N/A
Princeton Private Investments Access Fund – Class T	10.87%	28.76%	11.26%	N/A	N/A	N/A	N/A	N/A	11.75%	N/A
Princeton Private Investments Access Fund – Class T with load	7.02%	24.30%	9.94%	N/A	N/A	N/A	N/A	N/A	10.61%	N/A
Princeton Private Investments Access Fund – Class L	10.94%	28.83%	11.33%	N/A	N/A	N/A	N/A	N/A	N/A	11.59%
Princeton Private Investments Access Fund – Class L with load	8.45%	25.96%	10.48%	N/A	N/A	N/A	N/A	N/A	N/A	10.80%
S&P 500 Total Return Index	9.18%	30.00%	15.99%	16.90%	16.82%	17.03%	16.49%	16.13%	17.90%	17.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A, Class C, Class AA, Class T and Class L maximum applicable sales charge of 3.50%, 4.75%, 6.00%, 3.50% and 2.25%, respectively, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before expense reimbursements, are 8.12%, 7.53%, 8.19%, 7.82%, 7.82%, 8.42% and 8.35% for Class A, Class I, Class C, Class II, Class AA, Class T and Class L shares, respectively, per the Fund’s most recent private offering memorandum. After this fee waiver, the expense ratios are 8.18%, 7.59%, 8.25%, 7.88%, 7.88%, 8.48%, and 8.41% for the Class A, Class I, Class C, Class II, Class AA, Class T, and Class L shares, respectively. The Fund’s performance would have been lower had Princeton Fund Advisors, LLC (the “Adviser”) not waived fees and/or reimbursed or recaptured expenses. Class A, Class C, Class AA, Class T and Class L shares are subject to sales charges, as described above, imposed on purchases which may be reduced or waived by the Adviser. All share classes are subject to a maximum early repurchase fee of 2.00% if redeemed within one year of purchase. For performance information current to the most recent month-end, please call toll-free 1-855-924-2454.

(a)	Inception date for Class A is July 1, 2016.

(b)	Inception date for Class I is May 13, 2016.

(c)	Inception date for Class C and Class II is April 3, 2017.

(d)	Inception date for Class AA is November 1, 2017.

(e)	Inception date for Class T is April 2, 2018.

(f)	Inception date for Class L is July 2, 2018.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

Princeton Private Investments Access Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2021

The Fund’s holdings by asset classes as of September 30, 2021 are as follows:

% of
Asset Class	Net Assets
Private Funds	93.8%
Mutual Funds	14.8%
Purchase Option	0.5%
Money Market Fund	0.3%
Liabilities In Excess of Other Assets	-9.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2021

					Unrealized
					Appreciation /
				% of Net	(Depreciation)
Investments	Shares	Cost	Fair Value	Assets	from Investments
PRIVATE FUNDS - 93.8%
Apollo Hybrid Value Fund, L.P.(a)		$23,235,184	$27,585,541	30.0%	$4,350,357
Bain Capital Special Situations Asia, L.P.(a)		4,304,209	4,780,274	5.2	476,065
Blackstone Partners VII LP(a)		980,215	1,143,209	1.2	162,994
Bridge Debt Strategies Fund II LP(a)		1,519,097	1,759,819	1.9	240,722
Ellington Private Opportunities Partners II LP(a)(d)		10,193,467	14,084,375	15.3	3,890,908
EPO Onshore Partners LP(a)(b)		—	254,119	0.3	254,119
Guggenheim Private Debt Fund 2.0, LLC(a)		2,066,884	2,031,883	2.2	(35,001)
KKR Americas Fund XII L.P.(a)		1,403,180	2,834,993	3.1	1,431,813
KKR Asian Fund III L.P.(a)		2,336,119	4,325,566	4.7	1,989,447
KKR European Fund V(a)		1,944,515	2,213,733	2.4	269,218
KKR North America Fund XI L.P.(a)		6,666,927	8,292,764	9.0	1,625,837
Mount Yale Private Equity Fund, LP(a)(c)		74,874	417,444	0.4	342,570
TPG Healthcare Partners, L.P.(a)		1,821,708	3,294,968	3.6	1,473,260
TPG Partners VIII, L.P.(a)		3,020,300	4,134,253	4.5	1,113,953
Warburg Pincus Global Growth, L.P.(a)		7,365,000	9,237,493	10.0	1,872,493
TOTAL PRIVATE FUNDS		$66,931,679	$86,390,434	93.8%	$19,458,755

MUTUAL FUNDS - 14.8%
OPEN END FUNDS - 14.8%
Deer Park Total Return Credit Fund - Class I(c)	837,418	8,953,512	9,010,615	9.8	57,103
Guggenheim Total Return Bond Fund –
Institutional Class	93,955	2,754,418	2,721,877	2.9	(32,541)
Princeton Premium Fund – Class I(c)	151,818	1,911,387	1,911,387	2.1	—
TOTAL MUTUAL FUNDS		$13,619,317	$13,643,879	14.8%	$24,562

	Number of
	Contracts
PURCHASE OPTION – 0.5%
PURCHASE CALL OPTION – 0.5%
S&P 500 Index – Exercise Price $4,525
Expiration Date 9/16/2022
Notional - $10,407,500	23	$724,067	$477,163	0.5%	(246,904)
TOTAL PURCHASED OPTION		$724,067	$477,163	0.5%	$(246,904)

	Shares
SHORT TERM INVESTMENT – 0.3%
First American Government Obligations Fund – Class X 0.01(e)	294,703	$294,703	$294,703	0.3%
TOTAL SHORT TERM INVESTMENT		$294,703	$294,703	0.3%

TOTAL INVESTMENTS - 109.4% (Cost - $81,569,766)			$100,806,179
LIABILITIES IN EXCESS OF
OTHER ASSETS - (9.4)%			(8,740,692)
NET ASSETS - 100.0%			$92,065,487

(a)	Securities are restricted to resale.

(b)	The Fund’s investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.

(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.

(e)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2021.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

ASSETS
Investment securities:
Unaffiliated Investments at cost	$70,629,993
Affiliated Investments at cost	10,939,773
Investments at cost	$81,569,766
Unaffiliated Investments at fair value	$89,466,733
Affiliated Investments at fair value	11,339,446
Investments at fair value	$100,806,179
Restricted Cash	822,000
Deposits with Broker	934
Dividend and interest receivable	19,161
Prepaid expenses and other assets	118,550
TOTAL ASSETS	101,766,824

LIABILITIES
Line of credit payable	7,563,197
Subscriptions received in advance	822,000
Investment advisory fees payable	299,541
Payable for Fund shares repurchased	725,802
Distribution and servicing fees payable	144,693
Related parties payable	71,978
Payable for securities purchased	18,378
Accrued expenses and other liabilities	55,748
TOTAL LIABILITIES	9,701,337
Commitments and contingencies (See Notes 2 and 9)
NET ASSETS	$92,065,487

Composition of Net Assets:
Paid in capital	$64,092,179
Accumulated earnings	27,973,308
NET ASSETS	$92,065,487

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2021

Class A Shares:
Net Assets	$12,943,961
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	884,675
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.63
Maximum offering price per share (net asset value plus maximum sales charges of 3.50%)	$15.16

Class I Shares:
Net Assets	$63,287,121
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	4,232,032
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.95

Class C Shares:
Net Assets	$574,241
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	39,517
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.53
Maximum offering price per share (net asset value plus maximum sales charges of 4.75%)	$15.26

Class II Shares:
Net Assets	$4,550,664
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	308,633
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.74

Class AA Shares:
Net Assets	$1,308,516
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	88,768
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.74
Maximum offering price per share (net asset value plus maximum sales charges of 6.00%)	$15.68

Class T Shares:
Net Assets	$238,442
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	16,465
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.48
Maximum offering price per share (net asset value plus maximum sales charges of 3.50%)	$15.01

Class L Shares:
Net Assets	$9,162,542
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	632,101
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.50
Maximum offering price per share (net asset value plus maximum sales charges of 2.25%)	$14.83

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2021

INVESTMENT INCOME
Dividends from unaffiliated companies	$452,442
Dividends from affiliated companies	122,797
Interest income	258
TOTAL INVESTMENT INCOME	575,497

EXPENSES
Management fees	503,530
Distribution and/or service fees
Class A	35,590
Class C	1,891
Class II	6,361
Class AA	1,844
Class T	1,010
Class L	39,090
Interest Expense	784,545
Professional fees	77,211
Administrative services fees	28,879
Printing and postage expenses	27,575
Accounting services fees	26,372
Transfer agent fees	24,066
Trustees fees and expenses	20,055
Insurance expense	18,049
Custodian fees	17,369
Compliance officer fees	10,278
Registration fees	1,420
Other expenses	1,254
TOTAL EXPENSES	1,626,389

Plus: Expenses recaptured (See Note 4)	62,179
Less: Fees waived by the Adviser for Affiliated Holdings (See Note 4)	(8,192)

NET EXPENSES	1,680,376

NET INVESTMENT LOSS	(1,104,879)

NET REALIZED AND UNREALIZED GAIN ON OPERATIONS

Net realized gain from:
Unaffiliated investments	4,459,790
Affiliated investments	19,916
4,479,706
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,759,746
Affiliated investments	(32,951)
5,726,795
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,206,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,101,622

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,104,879)	$(581,697)
Net realized gain from investments	4,479,706	4,152,049
Net change in unrealized appreciation on investments	5,726,795	14,865,623
Net increase in net assets resulting from operations	9,101,622	18,435,975

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(77,761)
Class I	—	(332,741)
Class C	—	(3,719)
Class II	—	(28,429)
Class AA	—	(8,555)
Class T	—	(1,545)
Class L	—	(65,471)
From return of capital*:
Class A	—	(72,457)
Class I	—	(309,349)
Class C	—	(3,466)
Class II	—	(26,490)
Class AA	—	(7,971)
Class T	—	(1,440)
Class L	—	(61,006)
Total distributions to members	—	(1,000,400)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	771,000	165,800
Class I	6,874,181	6,547,471
Class C	—	—
Class II	62,000	55,000
Reinvestment of distributions:
Class A	148,874
Class I	—	577,348
Class C	—	5,817
Class II	—	47,755
Class AA	—	14,555
Class T	—	2,985
Class L	—	77,983
Redemption of shares	—
Class A	—	(193,488)
Class I	(115,718)	(3,023,490)
Class C	—	(75,817)
Class II	—	(59,503)
Class AA	—	(27,089)
Class L	(610,084)	(921,037)
	6,981,379	3,343,164

NET INCREASE IN NET ASSETS	16,083,001	20,778,739

NET ASSETS
Beginning of Period	75,982,486	55,203,747
End of Period	$92,065,487	$75,882,486

*	Prior year distributions have been reclassified to conform with current year presentation.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
SHARE ACTIVITY
Class A:
Shares Sold	56,279	14,871
Shares Reinvested	—	12,437
Shares Redeemed	—	(16,825)
Net increase in shares outstanding	56,279	10,483

Class I:
Shares Sold	492,152	549,460
Shares Reinvested	—	47,440
Shares Redeemed	(7,740)	(261,750)
Net increase in shares outstanding	484,412	335,150

Class C:
Shares Sold	—	489
Shares Reinvested	—	(6,628)
Net decrease in shares outstanding	—	(6,139)

Class II:
Shares Sold	4,334	4,945
Shares Reinvested	—	3,970
Shares Redeemed	—	(5,489)
Net increase in shares outstanding	4,334	3,426

Class AA:
Shares Reinvested	—	1,209
Shares Redeemed	—	(2,207)
Net decrease in shares outstanding	—	(998)

Class T:
Shares Reinvested	—	252
Net increase in shares outstanding	—	252

Class L:
Shares Reinvested	—	6,564
Shares Redeemed	(42,075)	(81,609)
Net decrease in shares outstanding	(42,075)	(75,045)

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2021

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$9,101,622
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation	(5,726,795)
Purchase of investments	(46,911,211)
Proceeds from sale of investments	42,555,879
Net realized gain on investments	(4,479,706)
Sales of short-term investments, net	8,368,688
Changes in assets and liabilities:
Increase in dividend and interest receivable	(19,120)
Decrease in prepaid expenses and other assets	159,873
Increase in deposits with broker	(934)
Decrease in distribution and servicing fees payable	(13,500)
Decrease in investment advisory fees payable	(190,707)
Decrease in accrued expenses and other liabilities	(32,996)
Decrease in related parties payable	(33,106)
Net Cash Provided by Operating Activities	2,777,987

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold, net of change in subscriptions received in advance	7,947,806
Payment of shares redeemed	(381,361)
Net repayments on line of credit	(10,098,023)
Net Cash Used by Financing Activities	(2,531,578)

NET INCREASE IN CASH AND RESTRICTED CASH	246,409
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	575,591
CASH AND RESTRICTED CASH - END OF PERIOD	$822,000

Supplemental disclosure of cash flow information:

Interest Paid	$721,348

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2021		March 31,	March 31,	March 31,	March 31,	March 31,
Class A	(Unaudited)		2021	2020	2019	2018	2017(1)
Net asset value, beginning of period	$13.17		$10.09	$11.03	$10.92	$10.42	$10.09
Gain (Loss) from investment operations:
Net investment income (loss)(2)	(0.21)		(0.15)	(0.04)	(0.04)	(0.04)	0.09
Net realized and unrealized gain (loss) on investments	1.67		3.41	(0.58)	0.86	0.95	0.56
Total from investment operations	1.46		3.26	(0.62)	0.82	0.91	0.65
Less distributions from:
Net investment income	—		—	(0.17)	(0.39)	(0.21)	(0.15)
Net realized gains	—		(0.18)	(0.15)	(0.32)	(0.20)	(0.17)
Total distributions	—		(0.18)	(0.32)	(0.71)	(0.41)	(0.32)
Net asset value, end of period	$14.63		$13.17	$10.09	$11.03	$10.92	$10.42
Total return(3)	11.09	% (4)	32.53%	(5.87)%	7.58%	8.86%	6.53	% (4)
Net assets, at end of period (000s)	$12,944		$10,914	$8,250	$8,036	$7,373	$6,709
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(6,7,8)	4.29%		4.32%	2.84%	3.11%	3.77%	6.63	% (5)
Ratio of net expenses to average net assets(7,8)	4.41%		4.38%	2.73%	2.50%	2.52%	2.55	% (5)
Ratio of net investment income (loss) to average net assets(7,9)	(3.04)%		(1.30)%	(0.36)%	(0.34)%	(0.33)%	1.12	% (5)
Portfolio Turnover Rate	40	% (4)	42%	63%	41%	50%	83	% (4)

(1)	Class A commenced operations July 1, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Recurring income and expenses are annualized for periods less than one full year. Nonrecurring expenses such as organizational and offering cost of $82,547 have not been annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Annualized for periods less than one year.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2021		March 31,	March 31,	March 31,	March 31,	March 31,
Class I	(Unaudited)		2021	2020	2019	2018	2017(1)
Net asset value, beginning of period	$13.43		$10.22	$11.11	$10.95	$10.44	$10.00
Gain from investment operations:
Net investment income (loss)(2)	(0.17)		(0.08)	0.03	0.03	0.02	0.30
Net realized and unrealized gain (loss) on investments	1.69		3.47	(0.60)	0.86	0.97	0.48
Total from investment operations	1.52		3.39	(0.57)	0.89	0.99	0.78
Less distributions from:
Net investment income	—		—	(0.17)	(0.41)	(0.28)	(0.17)
Net realized gains	—		(0.18)	(0.15)	(0.32)	(0.20)	(0.17)
Total distributions	—		(0.18)	(0.32)	(0.73)	(0.48)	(0.34)
Net asset value, end of period	$14.95		$13.43	$10.22	$11.11	$10.95	$10.44
Total return(3)	11.32	% (4)	33.40%	(5.36)%	8.20%	9.58%	8.03	% (4)
Net assets, at end of period (000s)	$63,287		$50,315	$34,864	$30,183	$20,751	$14,100
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(6,7,8)	3.66%		3.73%	2.24%	2.50%	3.14%	5.76	% (5)
Ratio of net expenses to average net assets(7,8)	3.79%		3.79%	2.13%	1.90%	1.92%	1.95	% (5)
Ratio of net investment income (loss) to average net assets(7,9)	(2.42)%		(0.71)%	0.24%	0.22%	0.17%	3.29	% (5)
Portfolio Turnover Rate	40	% (4)	42%	63%	41%	50%	83	% (4)

(1)	Class I commenced operations May 13, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Recurring income and expenses are annualized for periods less than one full year. Nonrecurring expenses such as organizational and offering cost of $338,838 have not been annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Annualized for periods less than one year.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the
	2021		Year Ended	Year Ended	Year Ended	Period Ended
Class C	(Unaudited)		March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018(1)
Net asset value, beginning of period	$13.09		$10.03	$10.99	$10.89	$10.42
Gain (Loss) from investment operations:
Net investment loss(2)	(0.22)		(0.15)	(0.05)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	1.66		3.39	(0.59)	0.83	0.96
Total from investment operations	1.44		3.24	(0.64)	0.80	0.91
Less distributions from:
Net investment income	—		—	(0.17)	(0.38)	(0.24)
Net realized gains	—		(0.18)	(0.15)	(0.32)	(0.20)
Total distributions	—		(0.18)	(0.32)	(0.70)	(0.44)
Net asset value, end of period	$14.53		$13.09	$10.03	$10.99	$10.89
Total return(3)	11.00	% (4)	32.53%	(6.08)%	7.47%	8.83	% (4)
Net assets, at end of period (000s)	$574		$517	$458	$187	$305
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(5,6,7)	4.42%		4.39%	2.94%	3.29%	3.87%
Ratio of net expenses to average net assets(5,7)	4.54%		4.45%	2.84%	2.60%	2.61%
Ratio of net investment loss to average net assets(5,8)	(3.17)%		(1.38)%	(0.48)%	(0.26)%	(0.42)%
Portfolio Turnover Rate	40	% (4)	42%	63%	41%	50	% (4)

(1)	Class C commenced operations on April 3, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the
	2021		Year Ended	Year Ended	Year Ended	Period Ended
Class II	(Unaudited)		March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018(1)
Net asset value, beginning of period	$13.26		$10.12	$11.04	$10.92	$10.42
Gain (Loss) from investment operations:
Net investment income (loss)(2)	(0.19)		(0.11)	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	1.67		3.43	(0.59)	0.83	0.98
Total from investment operations	1.48		3.32	(0.60)	0.84	0.96
Less distributions from:
Net investment income	—		—	(0.17)	(0.40)	(0.26)
Net realized gains	—		(0.18)	(0.15)	(0.32)	(0.20)
Total distributions	—		(0.18)	(0.32)	(0.72)	(0.46)
Net asset value, end of period	$14.74		$13.26	$10.12	$11.04	$10.92
Total return(3)	11.16	% (4)	33.03%	(5.68)%	7.76%	9.31	% (4)
Net assets, at end of period (000s)	$4,551		$4,034	$3,045	$3,221	$4,272
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(5,6,7)	4.01%		4.02%	2.54%	2.85%	3.38%
Ratio of net expenses to average net assets(5,7)	4.13%		4.08%	2.43%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets(5,8)	(2.76)%		(1.00)%	(0.05)%	0.05%	(0.08)%
Portfolio Turnover Rate	40	% (4)	42%	63%	41%	50	% (4)

(1)	Class II commenced operations on April 3, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the
	2021		Year Ended	Year Ended	Year Ended	Period Ended
Class AA	(Unaudited)		March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018(1)
Net asset value, beginning of period	$13.25		$10.12	$11.04	$10.90	$10.98
Gain (Loss) from investment operations:
Net investment loss(2)	(0.19)		(0.11)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.68		3.42	(0.59)	0.88	0.40
Total from investment operations	1.49		3.31	(0.60)	0.86	0.39
Less distributions from:
Net investment income	—		—	(0.17)	(0.40)	(0.27)
Net realized gains	—		(0.18)	(0.15)	(0.32)	(0.20)
Total distributions	—		(0.18)	(0.32)	(0.72)	(0.47)
Net asset value, end of period	$14.74		$13.25	$10.12	$11.04	$10.90
Total return(3)	11.25	% (4)	32.93%	(5.68)%	7.95%	3.68	% (4)
Net assets, at end of period (000s)	$1,309		$1,177	$908	$816	$93
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(5,6,7)	4.02%		4.02%	2.53%	2.72%	3.40%
Ratio of net expenses to average net assets(5,7)	4.15%		4.08%	2.43%	2.20%	2.19%
Ratio of net investment loss to average net assets(5,8)	(2.77)%		(0.99)%	(0.06)%	(0.20)%	(0.09)%
Portfolio Turnover Rate	40	% (4)	42%	63%	41%	50	% (4)

(1)	Class AA commenced operations November 1, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the	For the	For the
	September 30, 2021		Year Ended	Year Ended	Period Ended
Class T	(Unaudited)		March 31, 2021	March 31, 2020	March 31, 2019(1)
Net asset value, beginning of period	$13.06		$10.03	$11.01	$10.92
Gain (Loss) from investment operations:
Net investment loss(2)	(0.23)		(0.18)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investment	1.65		3.39	(0.59)	0.87
Total from investment operations	1.42		3.21	(0.66)	0.79
Less distributions from:
Net investment income	—		—	(0.17)	(0.38)
Net realized gains	—		(0.18)	(0.15)	(0.32)
Total distributions	—		(0.18)	(0.32)	(0.70)
Net asset value, end of period	$14.48		$13.06	$10.03	$11.01
Total return(3,4)	10.87	% (4)	32.23%	(6.25)%	7.31	% (4)
Net assets, at end of period (000s)	$238		$215	$163	$173
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(5,6,7)	4.62%		4.62%	3.14%	3.39%
Ratio of net expenses to average net assets(5,7)	4.74%		4.68%	3.02%	2.81%
Ratio of net investment loss to average net assets(5,8)	(3.37)%		(1.60)%	(0.65)%	(0.68)%
Portfolio Turnover Rate	40	% (4)	42%	63%	41	% (4)

(1)	Class T commenced operations April 2, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the	For the	For the
	September 30, 2021		Year Ended	Year Ended	Period Ended
Class L	(Unaudited)		March 31, 2021	March 31, 2020	March 31, 2019(1)
Net asset value, beginning of period	$13.07		$10.03	$11.01	$11.22
Gain (Loss) from investment operations:
Net investment loss(2)	(0.23)		(0.18)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investment	1.66		3.40	(0.59)	0.47
Total from investment operations	1.43		3.22	(0.66)	0.41
Less distributions from:
Net investment income	—		—	(0.17)	(0.30)
Net realized gains	—		(0.18)	(0.15)	(0.32)
Total distributions	—		(0.18)	(0.32)	(0.62)
Net asset value, end of period	$14.50		$13.07	$10.03	$11.01
Total return(3,4)	10.94	% (4)	32.33%	(6.25)%	3.73	% (4)
Net assets, at end of period (000s)	$9,163		$8,811	$7,516	$8,093
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(5,6,7)	4.56%		4.55%	3.09%	3.24%
Ratio of net expenses to average net assets(5,7)	4.69%		4.61%	2.97%	2.76%
Ratio of net investment loss to average net assets(5,8)	(3.32)%		(1.57)%	(0.60)%	(0.78)%
Portfolio Turnover Rate	40	% (4)	42%	63%	41	% (4)

(1)	Class L commenced operations July 2, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2021

1.	ORGANIZATION

Princeton Private Investments Access Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 18, 2014. The Fund is non-diversified and its investment objective is to seek long-term capital appreciation. The Fund commenced operations on May 13, 2016.

The Fund is offering seven classes of shares of beneficial interest (“Shares”), designated as Class A Shares, Class I Shares, Class AA Shares, Class II Shares, Class C Shares, Class T Shares and Class L Shares to investors eligible to invest in the Fund. Class I Shares and Class II Shares are offered at net asset value. Class A, Class C Class AA, Class T and Class L Shares are offered at net asset value plus a maximum sales charge of 3.50%, 4.75%, 6.00%, 3.50% and 2.25%, respectively. While the Fund presently offers seven classes of Shares, it may offer additional classes of Shares as well in the future. Each class of Shares has certain differing characteristics, particularly in terms of the sales charges that Investors (defined below) in that class may bear, and the distribution fees and/or shareholder servicing fees that each class may be charged. The net asset value (“NAV”) for each Share class is calculated separately based on the fees and expenses applicable to each class of Shares. It is expected that the NAV of each Share class will vary over time as a result of the differing fees and expenses applicable to each class of Shares, different inception dates and different offering prices of each respective Share class on its initial closing. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day based upon the total net assets of each class.

The Fund is a registered investment fund. The Fund is similar to an unregistered private fund in that (i) Shares will be sold in comparatively large minimum denominations in private placements solely to high net worth individual and institutional investors, and will be subject to restrictions on transfer, and (ii) the Fund will pay, and Investors will bear, an asset-based investment management fee, and will be subject indirectly to asset-based fees, carried interests, and incentive allocations charged by the “Underlying Funds” in which the Fund invests. “Underlying Funds” means investment companies such as open-end registered funds, closed-end funds, and exchange traded funds (“ETFs”), or private funds exempt from registration such as hedge funds, private credit funds and “Investment Funds”. “Investment Funds” means private equity pooled investment vehicles of any type, including primary offerings and secondary acquisitions of interests in alternative funds that pursue private equity strategies and co-investment opportunities in operating companies presented by one or more Investment Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. The valuation of the Fund’s investments in Underlying Funds (including Investment Funds) is ordinarily determined based upon valuations provided by the Underlying Funds on a monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which will include a determination whether the Underlying Fund utilizes market values when available, and otherwise will utilize principles of fair value which the Adviser believes are consistent

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Fund’s Board of Trustees (“Board”). The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

The Adviser is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A valuation committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2021 for the Fund’s assets and liabilities measured at fair value:

				Investments
Assets *	Level 1	Level 2	Level 3	Valued at NAV	Total
Private Funds	$—	$—	$4,780,274	$81,610,160	$86,390,434
Purchase Options	477,163	—	—	—	477,163
Mutual Funds	13,643,879		—	—	13,643,879
Short Term Investment	294,703	—	—	—	294,703
Total Investments:	$14,415,745	$—	$4,780,274	$81,610,160	$100,806,179

*	Refer to the Portfolio of Investments for industry classification.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

			Proceeds		Change in
	Beginning		from sales	Net	unrealized	Transfers	Transfers	Ending
	Balance	Cost of	and principal	realized	appreciation/	into	out of	Balance
Investments	3/31/21	purchases	paydowns	gain (loss)	(depreciation)	Level 3	Level 3	9/30/21
Private Funds	$—	$650,000	$(348,122)	$—	$(474,350)	$4,952,746	$—	$4,780,274

The following table is a summary of the valuation techniques and unobservable inputs used in the fair value measurements as of September 30, 2021:

		Valuation		Single Input or
Investment Type	Value at 9/30/21	Technique(s)	Unobservable Input(s)	Range of Inputs
		Public markets	S&P Total Return*	0.58%
		based polynomial	Public Securities Pricing*	-44.27%
Private Funds	$4,780,724	pricing model.	Debt Coupon*	8.00%

*	An increase of the input would indicate an increase in fair value.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Apollo Hybrid Value Fund, L.P.	10/29/2018	Value	Investments in debt and equity securities that trade for less than their intrinsic values due to long-term secular changes, misunderstood risk/reward, company- specific conditions and episodic market dislocation.	$27,585,541	$6,804,493	2028 Subject to three-year extension	None	N/A	Liquidity in form of distributions from investments.
Bain Capital Special Situations Asia, L.P.	4/19/2018	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$4,780,274	$929,865	2026 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Blackstone Capital Partners VIII L.P.	2/28/2020	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$1,143,209	$2,109,832	2030 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Bridge Debt Strategies Fund II LP	9/18/2017	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$1,759,819	$13,093	2022 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Ellington Private Opportunities Partners II LP	6/14/2018	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$14,084,376	$—	2022 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
EPO Onshore Partners, LP	6/23/2016	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$254,119	$—	2020 Subject to one-year extension	None	N/A	Liquidity in form of distributions from investments following the investment period.
Guggenheim Private Debt Fund 2.0, LLC	7/15/2016	Private Debt	This fund seeks to generate current income and long-term capital appreciation by investing in a portfolio of privately negotiated debt investments, along with equity kickers and miscellaneous preferred and other equity investments.	$2,031,883	$1,238,283	2024 Subject to three one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.
KKR Americas Fund XII L.P.	3/3/2016	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$2,834,993	$271,167	2028	None	NA	Liquidity in form of distributions from investments.
KKR Asian Fund III L.P.	3/31/2017	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$4,325,566	$665,925	2028	None	NA	Liquidity in form of distributions from investments.
KKR European Fund V SCSp	1/1/2019	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$2,213,733	$1,226,126	2030 Subject to two one-year extensions	None	NA	Liquidity in form of distributions from investments.
KKR North America Fund XI, LP	5/13/2016	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$8,292,764	$409,895	2023	None	N/A	Liquidity in form of distributions from investments.
Mount Yale Private Equity Fund, LP	6/30/2017	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$417,444	$—	2024	None	N/A	Liquidity in form of distributions from investments.
TPG Healthcare Partners, L.P.	12/31/2018	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$3,294,968	$3,630,793	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
TPG Partners VIII, L.P.	12/31/2018	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$4,134,253	$4,701,917	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Warburg Pincus Global Growth, L.P.	3/26/2019	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$9,237,493	$2,562,500	2031 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
KKR North America Fund XIII, SCSp	6/25/2021	Private Equity Leveraged Buy out	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$—	$4,000,000	2032 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
TOTAL				$86,390,434	$28,563,889

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 to September 30, 2020 or expected to be taken for the tax year ended September 30, 2021. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Escrowed Cash, Subscriptions Received in Advance and Restricted Cash Balances – The Fund utilizes escrow agents to hold cash deposited to escrow accounts by potential investors. Cash deposits must be accompanied by corresponding subscription agreements to be held in escrow. If cash is received without an accompanying subscription document or if the potential investor is denied admittance to the Fund, the cash is returned to the potential investor. At each close date, upon receiving notification from the Fund, the escrow agent will release the cash for Shareholders being admitted into the Fund to the Fund’s unrestricted operating account. Restricted cash balances and money market funds held in escrow, as of September 30, 2021 totaled $822,000. A corresponding liability is included in subscriptions received in advance on the statement of assets and liabilities.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments) amounted to $46,928,447 and $37,503,438, respectively.

The following risks relate to investments by the Fund and the Underlying Funds (including Investment Funds) in which it may invest:

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful, (ii) the Investment Funds will achieve their return expectations, (iii) the Investment Funds will achieve any return of capital invested, (iv) the Fund’s investment activities will be successful, or (v) Investors will not suffer losses from an investment in the Fund.

Limitations on Transfer; Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain restrictions, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Shares and none is expected to develop.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed- end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed-end funds differ from open- end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares for a substantial period of time.

Substantial Fees and Expenses. By investing in Underlying Funds (including Investment Funds) through the Fund, an Investor bears a portion of the Management Fee and other expenses of the Fund. An Investor also indirectly bears a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Underlying Funds.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund; however, the Fund.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. Also, the Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks.

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest do not have a readily ascertainable market price and are valued by the Underlying Fund. The Adviser oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser generally does not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund provides valuations on a monthly basis.

Commitment Strategy. The Fund anticipates that it will maintain a sizeable cash position in anticipation of funding future capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by certain Underlying Funds (including Investment Funds). Holding a sizeable cash position may result in lower returns than if the Fund employs an “over-commitment” strategy, in order to maximize its exposure to Investment Funds. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Shares tendered by Investors or to meet expenses generally.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and has now spread globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser for any month, NAV is calculated as the value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage), at an annual rate of 1.20% of the Fund’s average daily net assets. For the six months ended September 30, 2021 the Fund incurred $503,530 in advisory fees.

The Fund may invest a portion of its assets in the Mount Yale Private Equity Fund, L.P., Ellington Income Opportunities Fund, Deer Park Total Return Credit Fund and Princeton Premium Fund, each advised by the Adviser. The Adviser has voluntarily elected to waive a portion of the Management Fee attributable to assets of the Fund invested in any investment company advised by the Advisor. The portion waived is equal to the amount of the management fee paid to the Adviser by such affiliated investment company, less the attributable amount of (i) any fees to any subadvisor to the affiliated investment company and (ii) any fee waivers, expense reimbursements and other direct expenses incurred by the Advisor to the affiliated investment company. Fees waived pursuant to this voluntary waiver are not subject to recoupment in future periods. As of September 30, 2021, the Adviser waived $8,192 in advisory fees pursuant to the voluntary agreement.

The Adviser has entered into an expense limitation and reimbursement agreement with the Fund, which has been amended and restated to be effective until July 31, 2022 (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described below) borne by the Fund for each Share class during the Limitation Period to an amount not to exceed 0.75% per annum of the Fund’s net assets attributed to such Share class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: the Fund’s direct expenses or proportional share of (i) fees, expenses, allocations, carried interests, etc. of the Underlying Funds in which the Fund invests (including all acquired fund fees and expenses), (ii) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments, (iii) interest payments incurred by the Fund, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes of the Fund, (vi) extraordinary expenses of the Fund as determined in the Adviser’s sole discretion, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses, (vii) the distribution fees and/or service fees paid by the Fund, and (viii) the Management Fee or any other investment management fee paid by the Fund. “Extraordinary expenses” are expenses incurred outside of the ordinary course of business, including, without limitation, litigation or indemnification expenses, excise taxes, and costs incurred in connection with holding and/or soliciting proxies for a meeting of the Fund’s shareholders. These expenses will be in addition to the expenses of the Fund that may be limited by the Adviser to 0.75% of the Fund’s net assets. To the extent that Specified Expenses for any month during the Limitation Period exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement by the Fund for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years after such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the lower of the Expense Cap or the then-current expense limitation, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the lower of the Expense Cap or the then-current expense limitation. For the six months ended September 30, 2021, the Adviser recaptured expenses of $62,179.

The amounts subject to recapture by the Adviser by the following dates:

3/31/2022	3/31/2023
$163,568	$49,801

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Distributor – The Fund, pursuant to the conditions of the exemptive order issued by the SEC, has adopted distribution and/or service plans with respect to Class A, Class AA, Class II, Class C, Class T and Class L Shares (the “Distribution and Service Plan”) in conformity with Rule 12b-1 under the 1940 Act.

An annual “Distribution and/or Service Fee” of up to 0.60%, 0.30%, 0.30%, 0.70%, 0.90% and 0.85% of the aggregate net asset value of Class A, Class AA, Class II, Class C, Class T and Class L Shares, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Fund Shares), is charged on an aggregate class-wide basis, and Investors will be subject to the fee as long as they hold their Class A, Class AA, Class II, Class C, Class T and Class L Shares. Class I Shares are not subject to a Distribution and/or Service Fee. For the six months ended September 30, 2021, the Fund incurred Distribution and/or Service Fees of $35,590, $1,891, $6,361, $1,844, $1,010 and $39,090 for Class A, Class C, Class II, Class AA, Class T and Class L Shares, respectively.

Under the terms of a distribution agreement (the “Distribution Agreement”) effective January 15, 2019 with Northern Lights Distributors, LLC (“NLD”), NLD is authorized to retain brokers, dealers and certain financial advisors (which may include wealth advisors) (each a “financial intermediary”) for distribution services and to provide related sales support to Investors holding Class A, Class AA, Class II, Class C, Class T and Class L Shares. Each compensated financial intermediary is paid by NLD based on the aggregate net asset value held by Investors that receive services from such financial intermediary. NLD is expected to pay a Distribution and/or Service Fee to such financial intermediaries, who may use such fees to compensate the financial advisory personnel involved in the placement and on-going servicing, as applicable, of Class A, Class AA, Class II, Class C, Class T and Class L Shares. Payment of the Distribution and/or Service Fee is governed by the Class A, Class AA, Class II, Class C, Class T and Class L Shares’ Distribution and Service Plan.

Gemini Fund Services, LLC (“GFS”)

GFS provides administration and fund accounting to the Fund. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	REPURCHASE OF SHARES

No Fund shareholder (“Shareholder” or “Investor”) has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Shares from Investors on a quarterly basis with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to not more than 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of any Share class from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of such Shares. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2021, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is September 30, 2021, as such, the information in this section is as of the Fund’s tax year end.

The tax character of fund distributions paid for the tax years ended September 30, 2021 and September 30, 2020 are as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$—	$—
Long-Term Capital Gain	366,521	305,977
Return of Capital	633,879	480,503
	$1,000,400	$786,480

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(3,838,414)	$—	$(1,484,707)	$33,296,429	$27,973,308

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to the unamortized portion of organization expenses for tax purposes and adjustments for partnerships.

Late year losses incurred after December 31 within the tax year are deemed to arise on the first business day of the following tax year for tax purposes. The Fund incurred and elected to defer such late year losses of $3,126,150.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $712,264.

Permanent book and tax differences, primarily attributable to the reclass of dividends and net operating losses, resulted in reclassification for the tax year ended September 30, 2021 as follows:

Paid In	Accumulated
Capital	Earning (Losses)
$(2,227,322)	$2,227,322

These reclassifications had no effects on net assets.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2021 (the underlying Investment Funds’ year -end); therefore, the tax basis of investments for 2021 will not be finalized by the Fund until after the fiscal period end.

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$67,509,750	$33,610,875	$(314,446)	$33,296,429

Princeton Private Investments Access Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of the Fund at September 30, 2021 are noted in the Fund’s Portfolio of Investments. Transactions during the six months ended September 30, 2021 with companies which are affiliates are as follows:

	Fair Value –				Dividends	Fair Value -
	Beginning		Sales	Realized	Credited to	End of	Shares
Description	of Period	Purchases	Proceeds	Gain/Loss	Income	Period	at Year End
Deer Park Total Return Credit Fund – Class I	$—	$12,196,628	$3,263,032	$19,916	$122,797	$9,010,615	837,418
Princeton Premium Fund – Class I	—	1,911,387	—	—	—	1,911,387	151,818
Mount Yale Private Equity Fund LP	422,240	—	—	—	—	417,444	N/A
Total	$422,240	$14,108,015	$3,263,032	$19,916	$122,797	$11,339,446	989,236

9.	COMMITMENTS AND CONTINGENCIES

Revolving Credit Agreement

The Fund has a line of credit with Barclays Bank, PLC of up to $ 20 million with a maturity date of May 10, 2022, under a revolving credit agreement. The line of credit is secured by substantially all Fund assets and is used for a variety of short-term cash management purposes, including to pay unfunded commitments to the restricted securities discussed in Note 2. The Fund may request credit increases in $1 million increments. The cost for the borrowing against the line of credit is LIBOR plus 3.15% per annum.

On June 25, 2020, Keystone National Group, LLC issued a line of credit of up to $17.5 million to the Fund with a maturity date of June 25, 2023, under a credit agreement. The line of credit is secured by substantially all Fund assets and is used for a variety of short -term cash management purposes, including to pay unfunded commitments to the restricted securities discussed in Note 2. The Fund may request credit increases in $1 million increments at the lenders’ sole discretion up to $20 million. The cost for the borrowing against the line of credit is LIBOR, subject to a 2% floor, plus 9.00% per annum until June 25, 2023. Draws are subject to a 3% origination fee and 1% exit fee. The initial draw of $7.5 million incurred origination fees of $225,000, of which $75,000 was paid at closing and $150,000 was paid in January 2021. The exit fees are equal to 1% of outstanding loan amount borrowed and are payable on the maturity date. The origination fees and exit fees along with other loan costs are amortized over the life of the agreement and included as interest expense in the Statement of Operations. The line was repaid and terminated in June 2021.

For the six months ended September 30, 2021, the deferred loan costs were $75,833 and included as Prepaid Expenses and other Assets in the Statement of Assets and Liabilities.

For the six months ended September 30, 2021, the interest expense and deferred loan costs was $390,592 and $393,953, respectively. There was an outstanding borrowing of $7,500,000 as of September 30, 2021. The average borrowings for the six months ended September 30, 2021, was $12,702,186 at an average borrowing rate of 8.10%. At September 30, 2021, the maximum borrowing amount was $17,500,000 and the maximum borrowing interest rate was 14.35%.

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded there are no subsequent events that would have an impact requiring adjustment or disclosure in the financial statements except for those items disclosed elsewhere in these financial statements.

PRIVACY NOTICE
FACTS	WHAT DOES PRINCETON PRIVATE INVESTMENTS ACCESS FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	●	Social Security number	●	Purchase History

	●	Assets	●	Account Balances

	●	Retirement Assets	●	Account Transactions

	●	Transaction History	●	Wire Transfer Instructions

	●	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Princeton Private Investments Access Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Princeton Private Investments Access Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Princeton Private Investments Access Fund
What we do
How does Princeton Private Investments Access Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Princeton Private Investments Access Fund collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tells us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes — information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Princeton Private Investments Access Fund does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

●    Princeton Private Investments Access Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Princeton Private Investments Access Fund doesn’t jointly market.

Princeton Private Investments Access Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-924-2454 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

Investment Advisor:
PRINCETON FUND ADVISORS, LLC
8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
952-897-5388

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. None

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Princeton Private Investment Fund

By (Signature and Title)

/s/ John L. Sabre

John L. Sabre, Principal Executive Officer/ President

Date 12/09/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John L. Sabre

John L. Sabre, Principal Executive Officer/ President

Date 12/09/21

By (Signature and Title)

/s/ Christopher Moran

Christopher Moran, Principal Financial Officer/ Treasurer

Date 12/09/21